UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2023

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF

FMQQ The Next Frontier Internet & Ecommerce ETF

Annual Report

August 31, 2023

EMQQ/FMQQ

Table of Contents

The Funds file their complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855) 888-9892 and on the Commission’s website at https://www.sec.gov.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance

(Unaudited)

EMQQ The Emerging Markets Internet & Ecommerce ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the EMQQ The Emerging Markets Internet & Ecommerce ETF (“EMQQ” or the “Fund”). The information in this report relates to the operations of the Fund for the fiscal year ended August 31, 2023 (the “Reporting Period”).

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce Index™ (the “Index”). The Index is designed to measure the performance of an investable universe of publicly traded, emerging market internet and ecommerce companies.

The Fund had negative performance during the Reporting Period. The market price for EMQQ decreased 0.73% and the NAV decreased by 1.36% while the MSCI Emerging Markets Index, a broad market index, returned 1.25% over the same period. The Index returned negative 0.43%.

EMQQ was impacted largely by two major factors during the Reporting Period. One was the softer-than-expected economic recovery in China following the end of Zero Covid policies in the country. The second was a persistent negative sentiment towards China and Chinese companies stemming from geopolitical tensions. Headline risks have persisted despite continued strong underlying fundamentals in 2023.

The Fund commenced operations on November 12, 2014, and had 15,950,000 shares outstanding on August 31, 2023.

We appreciate your investment in EMQQ.

Sincerely,
J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance

(Unaudited)(Continued)

The Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies. The Index includes over 40 companies operating in emerging and frontier markets including, among others, China, India, Brazil, Russia, South Korea, Taiwan, South Africa, Mexico, Argentina, Malaysia, Thailand, Indonesia, Vietnam, Philippines, Turkey, Czech Republic, Poland and Colombia.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,421 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance

(Unaudited)(Continued)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2023
	One Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
EMQQ The Emerging Markets Internet & Ecommerce ETF	-1.36%	-0.73%	-0.91%	-0.91%	2.44%	2.42%
EMQQ The Emerging Markets Internet & Ecommerce IndexTM	-0.43%	-0.43%	-0.08%	-0.08%	3.35%	3.35%
S&P 500® Index	15.94%	15.94%	11.12%	11.12%	11.51%	11.51%
MSCI Emerging Markets Index	1.25%	1.25%	0.98%	0.98%	2.27%	2.27%

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance

(Unaudited)(Concluded)

Performance data current to the most recent month-end is available at www.emqqetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the S&P 500® Index and MSCI Emerging Markets Index in Management Discussion of Fund Performance.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Management Discussion of Fund Performance

(Unaudited)

FMQQ The Next Frontier Internet & Ecommerce ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the FMQQ The Next Frontier Internet & Ecommerce ETF (“FMQQ” or the “Fund”). The information in this report relates to the operations of the Fund for the fiscal year ended August 31, 2023 (the “Reporting Period”).

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet & Ecommerce Index™ (the “Index”). The Index is designed to measure the performance of an investable universe of publicly traded emerging market and frontier market internet and ecommerce companies.

The Fund had negative performance during the Reporting Period. The market price for FMQQ decreased 1.71% and the NAV decreased 3.75% while the MSCI Frontier Markets Index, a broad emerging market index, returned 0.43% over the same period. The Index returned negative 2.84%

The returns of FMQQ were impacted by higher inflation levels globally and rising interest rates (particularly in the U.S.), which led to dampening sentiment and reduced demand for growth stocks despite strong underlying fundamentals. The Fund’s higher exposure to growth stocks helps explain the performance differential between the Fund and the MSCI Frontier Markets Index.

The Fund commenced operations on September 27, 2021 and had 1,750,000 shares outstanding on August 31, 2023.

We appreciate your investment in FMQQ.

Sincerely,
J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

FMQQ

The Next Frontier Internet & Ecommerce ETF

Management Discussion of Fund Performance

(Unaudited)(Continued)

The Index is designed to measure the performance of an investable universe of publicly-traded, internet and ecommerce companies in emerging and frontier markets other than China. The Index includes over 40 companies operating in emerging and frontier markets including, among others, India, Brazil, Russia, South Korea, Taiwan, South Africa, Mexico, Argentina, Malaysia, Thailand, Indonesia, Vietnam, Philippines, Turkey, Czech Republic, Poland, Singapore, Netherlands, Cyprus, Kazakhstan and the United Arab Emirates.

The MSCI Frontier Markets Index captures large and mid-cap representation across 28 Frontier Markets (FM) countries. The index includes 99 constituents, covering about 85% of the free float-adjusted market capitalization in each country. Frontier Markets countries include: Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Iceland, Ivory Coast, Jordan, Kenya, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Pakistan, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Management Discussion of Fund Performance

(Unaudited)(Continued)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
FMQQ The Next Frontier Internet & Ecommerce ETF	-3.75%	-1.71%	-36.43%	-35.92%
FMQQ The Next Frontier Internet & Ecommerce IndexTM	-2.84%	-2.84%	-36.33%	-36.33%
MSCI Frontier Markets Index	0.43%	0.43%	-9.06%	-9.06%

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Management Discussion of Fund Performance

(Unaudited)(Concluded)

Performance data current to the most recent month-end is available at www.fmqqetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the MSCI Frontier Markets Index in Management Discussion of Fund Performance.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2023

Description	Shares	Fair Value
COMMON STOCK — 99.8%

Argentina — 0.1%
Consumer Discretionary — 0.1%
Despegar.com*	28,041	$222,926

Brazil — 9.5%
Consumer Discretionary — 6.5%
Afya, Cl A*	13,347	201,139
GRUPO DE MODA SOMA	250,900	380,079
Magazine Luiza*	1,448,100	810,196
MercadoLibre*	22,381	30,714,789
Pet Center Comercio e Participacoes	171,500	190,519
		32,296,722
Financials — 3.0%
Inter*	143,170	582,691
NU Holdings, Cl A*	1,082,513	7,415,214
Pagseguro Digital, Cl A*	102,080	916,679
StoneCo, Cl A*	123,086	1,509,034
XP, Cl A	168,927	4,280,610
		14,704,228
Information Technology — 0.0%
Locaweb Servicos de Internet	171,600	246,086
Total Brazil		47,247,036

China — 57.9%
Communication Services — 20.4%
Baidu, Cl A*	1,136,854	20,209,449
Bilibili, Cl Z*	117,236	1,753,662
China Literature*	197,200	792,145
China Ruyi Holdings* (A)	2,872,799	762,001
Fire Rock Holdings (B)(C)	1,092,000	1,393
Hello Group ADR	74,631	644,065
Description	Shares	Fair Value
China (continued)
HUYA ADR*	45,272	$121,329
iDreamSky Technology Holdings* (A)	367,600	154,226
iQIYI ADR*	262,329	1,322,138
Kanzhun ADR*	174,045	2,575,866
Kingsoft	456,800	1,823,297
Kuaishou Technology, Cl B*	1,235,800	10,117,430
Maoyan Entertainment*	177,400	243,418
Meitu (A)	1,116,000	429,792
NetDragon Websoft Holdings	112,500	218,350
NetEase	921,980	19,258,498
Tencent Holdings	889,792	36,877,279
Tencent Music Entertainment Group ADR*	421,097	2,871,882
Weibo, Cl A (A)	41,860	543,418
XD*	133,200	293,518
		101,013,156
Consumer Discretionary — 33.2%
Alibaba Group Holding*	3,546,608	40,794,981
JD.com, Cl A	1,180,044	19,382,111
Meituan, Cl B*	2,143,679	35,127,717
PDD Holdings ADR*	540,277	53,471,215
Tongcheng Travel Holdings*	594,000	1,331,657
Trip.com Group*	262,161	10,343,688
Vipshop Holdings ADR*	255,412	4,032,956
		164,484,325
Consumer Staples — 1.1%
Alibaba Health Information Technology*	2,356,000	1,391,052
Dada Nexus ADR*	125,541	677,921
DingDong Cayman ADR*	72,047	147,696
JD Health International*	507,000	2,734,861
Ping An Healthcare and Technology*	260,400	649,526
		5,601,056
Financials — 0.9%
FinVolution Group ADR	83,664	419,993
LexinFintech Holdings ADR	69,923	181,101
Lufax Holding ADR	1,152,597	1,394,642
Qifu Technology ADR	71,766	1,220,022
Up Fintech Holding ADR* (A)	74,514	365,864
Yeahka*	84,400	167,901
ZhongAn Online P&C Insurance, Cl H*	348,200	1,034,598
		4,784,121

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2023 (Continued)

Description	Shares	Fair Value
China (continued)
Health Care — 0.0%
Yidu Tech*	234,000	$118,466

Industrials — 0.6%
Full Truck Alliance ADR*	434,581	2,911,693

Information Technology — 0.8%
Agora ADR*	43,344	121,363
China Youzan*	7,700,000	131,578
Kingdee International Software Group	1,306,000	2,018,519
Kingsoft Cloud Holdings ADR* (A)	127,489	725,413
Vnet Group ADR*	64,811	243,041
Weimob* (A)	1,092,000	570,944
		3,810,858
Real Estate — 0.9%
KE Holdings, Cl A (A)	908,642	4,710,211
Phoenix Tree Holdings ADR* (A)(C)	179,833	—
		4,710,211
Total China		287,433,886
Germany — 0.0%
Consumer Discretionary — 0.0%
Jumia Technologies ADR*	50,616	155,391

Hong Kong — 0.6%
Communication Services — 0.1%
Alibaba Pictures Group*	5,880,000	389,913

Financials — 0.5%
Futu Holdings ADR*	42,530	2,534,788
Total Hong Kong		2,924,701

India — 13.0%
Communication Services — 0.5%
Affle India*	24,781	322,760
Brightcom Group*	612,211	125,717
Info Edge India	34,555	1,807,969
Nazara Technologies*	16,143	151,502
		2,407,948

Consumer Discretionary — 1.3%
Easy Trip Planners*	220,595	110,716
FSN E-Commerce Ventures*	515,812	832,103
Jubilant Foodworks	184,801	1,143,032
MakeMyTrip*	29,555	1,172,151
Zomato*	2,578,091	3,039,414
		6,297,416
Description	Shares	Fair Value
India (continued)
Energy — 6.9%
Reliance Industries	1,182,104	$34,369,528
Financials — 3.7%
Angel One	15,972	360,751
Bajaj Finance	135,033	11,683,599
ICICI Securities	40,922	308,869
Indian Energy Exchange	386,129	588,618
Jio Financial Services*	1,212,888	3,420,971
One 97 Communications*	79,836	823,470
PB Fintech*	104,000	973,152
		18,159,430
Industrials — 0.3%
IndiaMart InterMesh	13,722	507,376
Indian Railway Catering & Tourism	151,240	1,227,659
		1,735,035
Information Technology — 0.3%
Happiest Minds Technologies	34,148	382,888
Intellect Design Arena	35,597	316,041
Route Mobile	13,092	248,362
Tanla Platforms	32,463	382,621
		1,329,912
Total India		64,299,269

Indonesia — 0.7%
Consumer Discretionary — 0.6%
Bukalapak.com*	26,213,300	399,310
GoTo Gojek Tokopedia, Cl A*	408,638,200	2,575,789
		2,975,099
Financials — 0.1%
Bank Jago*	2,561,300	391,847
Total Indonesia		3,366,946

Japan — 0.9%
Communication Services — 0.9%
Nexon	218,300	4,433,926

Kazakhstan — 2.0%
Financials — 2.0%
Kaspi.KZ JSC GDR	96,487	9,822,377

Poland — 0.6%
Communication Services — 0.2%
CD Projekt (A)	32,335	1,157,666

Consumer Discretionary — 0.4%
Allegro.eu*	210,947	1,690,135
CCC*	25,965	280,677
		1,970,812
Total Poland		3,128,478

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2023 (Continued)

Description	Shares	Fair Value
Russia — 0.0%
Communication Services — 0.0%
VK GDR* (B)(C)	117,354	$1,174
Yandex, Cl A* (B)(C)	224,241	2,242
		3,416
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (B)(C)	125,832	1,258

Financials — 0.0%
TCS Group Holding GDR* (B)(C)	89,202	892

Industrials — 0.0%
HeadHunter Group ADR* (B)(C)	25,106	251
Total Russia		5,817

Singapore — 2.6%
Communication Services — 1.9%
Sea ADR*	258,069	9,711,137

Industrials — 0.7%
Grab Holdings, Cl A*	875,316	3,299,941
Total Singapore		13,011,078

South Africa — 3.9%
Communication Services — 0.1%
MultiChoice Group (A)	155,573	643,161

Consumer Discretionary — 3.8%
Naspers, Cl N	109,806	18,655,654
Total South Africa		19,298,815

South Korea — 7.2%
Communication Services — 3.9%
AfreecaTV	3,998	247,125
CJ ENM	5,166	227,472
Com2uSCorp	3,982	142,801
Kakao	146,911	5,346,260
Kakao Games*	18,407	396,201
NAVER	70,901	11,506,158
NCSoft	7,897	1,502,626
Neowiz*	6,048	161,295
NHN*	7,091	139,486
		19,669,424
Consumer Discretionary — 2.9%
Coupang, Cl A*	571,680	10,850,486
Delivery Hero*	90,085	3,297,426
		14,147,912
Financials — 0.4%
KakaoBank	79,431	1,583,512
Kakaopay*	12,099	414,208
		1,997,720
Total South Korea		35,815,056
Description	Shares	Fair Value
Sweden — 0.0%
Information Technology — 0.0%
Truecaller, Cl B*	66,731	$209,031

Taiwan — 0.2%
Communication Services — 0.0%
Gamania Digital Entertainment	90,000	191,606

Consumer Discretionary — 0.2%
momo.com	53,768	877,942
PChome Online	66,000	89,011
		966,953
Total Taiwan		1,158,559

United States — 0.4%
Information Technology — 0.4%
Ebix	12,182	203,439
Freshworks, Cl A*	68,542	1,499,014
Total United States		1,702,453

Uruguay — 0.2%
Financials — 0.2%
Dlocal, Cl A*	36,500	782,560

Total Common Stock (Cost $590,168,932)		495,018,305

SHORT-TERM INVESTMENT — 0.8%

United States — 0.8%
Invesco Government & Agency Portfolio, Cl Institutional, 5.250% (D)(E)	4,160,255	4,160,255

Total Short-Term Investment (Cost $4,160,255)		4,160,255

Total Investments in Securities — 100.6% (Cost $594,329,187)		$499,178,560

Percentages are based on net assets of $496,366,917.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $3,782,429.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2023 was $4,160,255.
(E)	The rate shown is the 7-day effective yield as of August 31, 2023.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2023 (Concluded)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Argentina	$222,926	$—	$—		$222,926
Brazil	47,247,036	—	—		47,247,036
China	287,432,493	—	1,393		287,433,886
Germany	155,391	—	—		155,391
Hong Kong	2,924,701	—	—		2,924,701
India	64,299,269	—	—		64,299,269
Indonesia	3,366,946	—	—		3,366,946
Japan	4,433,926	—	—		4,433,926
Kazakhstan	9,822,377	—	—		9,822,377
Poland	3,128,478	—	—		3,128,478
Russia	—	—	5,817	(2)	5,817
Singapore	13,011,078	—	—		13,011,078
South Africa	19,298,815	—	—		19,298,815
South Korea	35,815,056	—	—		35,815,056
Sweden	209,031	—	—		209,031
Taiwan	1,158,559	—	—		1,158,559
United States	1,702,453	—	—		1,702,453
Uruguay	782,560	—	—		782,560
Short-Term Investment
United States	4,160,255	—	—		4,160,255
Total Investments in Securities	$499,171,350	$—	$7,210		$499,178,560
(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)

During the year ended August 31, 2023, QIWI ADR (Russian Level 3 Security) was sold in a tender offer which impacted Realized Gain/(Loss) by ($344,319) and Change in Unrealized Gain/(Loss) by $430,088. At August 31, 2023, all Russian Level 3 Investments had a combined ($18,771,995) Unrealized Gain/(Loss). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until August 31, 2023, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

August 31, 2023

Description	Shares	Fair Value
COMMON STOCK — 99.8%

Argentina — 0.2%
Consumer Discretionary — 0.2%
Despegar.com*	4,860	$38,637

Brazil — 20.8%
Consumer Discretionary — 9.5%
Afya, Cl A*	2,302	34,691
GRUPO DE MODA SOMA	43,509	65,910
Magazine Luiza*	251,357	140,631
MercadoLibre*	1,097	1,505,479
Pet Center Comercio e Participacoes	29,711	33,006
		1,779,717
Financials — 11.1%
Inter*	24,850	101,137
NU Holdings, Cl A*	121,228	830,412
Pagseguro Digital, Cl A*	17,716	159,090
StoneCo, Cl A*	21,365	261,935
XP, Cl A	29,322	743,020
		2,095,594
Information Technology — 0.2%
Locaweb Servicos de Internet	29,761	42,679
Total Brazil		3,917,990

Germany — 0.1%
Consumer Discretionary — 0.1%
Jumia Technologies ADR*	8,778	26,948

India — 28.2%
Communication Services — 2.2%
Affle India*	4,296	55,953
Brightcom Group*	106,218	21,812
Info Edge India	5,985	313,144
Nazara Technologies*	2,791	26,193
		417,102
Description	Shares	Fair Value
India (continued)
Consumer Discretionary — 5.8%
Easy Trip Planners*	38,073	$19,108
FSN E-Commerce Ventures*	89,522	144,416
Jubilant Foodworks	32,001	197,933
MakeMyTrip*	5,127	203,337
Zomato*	447,552	527,637
		1,092,431
Energy — 7.5%
Reliance Industries	48,657	1,414,696

Financials — 9.9%
Angel One	2,755	62,226
Bajaj Finance	13,966	1,208,395
ICICI Securities	7,090	53,514
Indian Energy Exchange	66,804	101,836
Jio Financial Services*	45,877	129,397
One 97 Communications*	13,853	142,887
PB Fintech*	18,049	168,889
		1,867,144
Industrials — 1.6%
IndiaMart InterMesh	2,396	88,593
Indian Railway Catering & Tourism	26,251	213,087
		301,680
Information Technology — 1.2%
Happiest Minds Technologies	5,911	66,278
Intellect Design Arena	6,153	54,628
Route Mobile	2,265	42,968
Tanla Platforms	5,632	66,381
		230,255
Total India		5,323,308

Indonesia — 3.1%
Consumer Discretionary — 2.7%
Bukalapak.com*	4,547,900	69,278
GoTo Gojek Tokopedia, Cl A*	70,938,600	447,151
		516,429
Financials — 0.4%
Bank Jago*	444,300	67,973
Total Indonesia		584,402

Japan — 4.0%
Communication Services — 4.0%
Nexon	37,600	763,700

Kazakhstan — 6.1%
Financials — 6.1%
Kaspi.KZ JSC GDR	11,348	1,155,226

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

August 31, 2023 (Continued)

Description	Shares	Fair Value
Poland — 2.9%
Communication Services — 1.1%
CD Projekt	5,611	$200,887

Consumer Discretionary — 1.8%
Allegro.eu*	36,617	293,380
CCC*	4,500	48,644
		342,024
Total Poland		542,911

Russia — 0.0%
Communication Services — 0.0%
VK GDR* (A)(B)	7,810	78
Yandex, Cl A* (A)(B)	10,305	103
		181
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (A)(B)	8,369	84

Financials — 0.0%
TCS Group Holding GDR* (A)(B)	5,934	59

Industrials — 0.0%
HeadHunter Group ADR* (A)(B)	1,664	17
Total Russia		341

Singapore — 7.5%
Communication Services — 4.4%
Sea ADR*	22,138	833,053
Industrials — 3.1%
Grab Holdings, Cl A*	151,930	572,776
Total Singapore		1,405,829

South Africa — 0.6%
Communication Services — 0.6%
MultiChoice Group	27,045	111,808

South Korea — 23.8%
Communication Services — 12.5%
AfreecaTV	687	42,465
CJ ENM	889	39,145
Com2uSCorp	684	24,529
Kakao	19,293	702,094
Kakao Games*	3,189	68,642
NAVER	7,245	1,175,754
NCSoft	1,367	260,110
Neowiz*	1,041	27,763
NHN*	1,227	24,136
		2,364,638
Description	Shares	Fair Value
South Korea (continued)
Consumer Discretionary — 9.4%
Coupang, Cl A*	64,015	$1,215,005
Delivery Hero*	15,635	572,296
		1,787,301
Financials — 1.9%
KakaoBank	13,783	274,773
Kakaopay*	2,100	71,893
		346,666
Total South Korea		4,498,605
Sweden — 0.2%
Information Technology — 0.2%
Truecaller, Cl B*	11,505	36,039

United States — 1.6%
Information Technology — 1.6%
Ebix	2,113	35,287
Freshworks, Cl A*	11,893	260,100
Total United States		295,387

Uruguay — 0.7%
Financials — 0.7%
Dlocal, Cl A*	6,332	135,758

Total Common Stock (Cost $23,234,925)		18,836,889

Total Investments in Securities — 99.8% (Cost $23,234,925)		$18,836,889

Percentages are based on net assets of $18,867,573.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

August 31, 2023 (Concluded)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$38,637	$—	$—	$38,637
Brazil	3,917,990	—	—	3,917,990
Germany	26,948	—	—	26,948
India	5,323,308	—	—	5,323,308
Indonesia	584,402	—	—	584,402
Japan	763,700	—	—	763,700
Kazakhstan	1,155,226	—	—	1,155,226
Poland	542,911	—	—	542,911
Russia	—	—	341	341
Singapore	1,405,829	—	—	1,405,829
South Africa	111,808	—	—	111,808
South Korea	4,498,605	—	—	4,498,605
Sweden	36,039	—	—	36,039
United States	295,387	—	—	295,387
Uruguay	135,758	—	—	135,758
Total Investments in Securities	$18,836,548	$—	$341	$18,836,889
(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Assets and Liabilities

August 31, 2023

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Assets:
Investments at Cost	$594,329,187	$23,234,925
Foreign Currency at Cost	351,229	35,619
Investments at Fair Value*	$499,178,560	$18,836,889
Cash and Cash Equivalents	1,988,500	—
Foreign Currency at Value	351,082	35,611
Dividend, Interest and Securities Lending Income Receivable	192,384	22,206
Reclaims Receivable	18,183	—
Total Assets	501,728,709	18,894,706

Liabilities:
Payable Upon Return on Securities Loaned	4,160,255	—
Advisory Fees Payable	366,426	13,417
Payable to Custodian	—	13,716
Accrued Foreign Capital Gains Tax on Appreciated Securities	835,111	—

Total Liabilities	5,361,792	27,133

Net Assets	$496,366,917	$18,867,573

Net Assets Consist of:
Paid-in Capital	$969,037,335	$28,218,775
Total Distributable Earnings (Accumulated Losses)	(472,670,418)	(9,351,202)

Net Assets	$496,366,917	$18,867,573

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	15,950,000	1,750,000
Net Asset Value, Offering and Redemption Price Per Share	$31.12	$10.78
* Includes Value of Securities on Loan	$3,782,429	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Operations

For the Year Ended August 31, 2023

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Investment Income:

Dividend Income	$2,736,910	$116,398
Interest Income	42,370	419
Income from Securities Lending (Net)	188,349	—
Less: Foreign Taxes Withheld	(117,069)	(9,372)

Total Investment Income	2,850,560	107,445

Expenses:

Advisory Fees	4,573,353	138,851

Total Expenses	4,573,353	138,851

Net Investment Income (Loss)	(1,722,793)	(31,406)

Net Realized Gain (Loss) on:
Investments(1)	(101,446,596)	(1,531,443)
Foreign Currency Transactions	(167,325)	(15,886)
Foreign Capital Gains Tax	(1,247)	42

Net Realized Gain (Loss)	(101,615,168)	(1,547,287)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	90,198,765	1,192,179
Accrued Foreign Capital Gains Tax on Appreciated Securities	38,965	—
Foreign Currency Translation	(2,596)	1,779

Net Change in Unrealized Appreciation (Depreciation)	90,235,134	1,193,958
Net Realized and Unrealized Gain (Loss)	(11,380,034)	(353,329)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,102,827)	$(384,735)
(1)	Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to the Financial Statements).
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statements of Changes in Net Assets

	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Operations:
Net Investment Income (Loss)	$(1,722,793)	$(261,432)
Net Realized Gain (Loss)(1)	(101,615,168)	(189,276,729)
Net Change in Unrealized Appreciation (Depreciation)	90,235,134	(337,189,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,102,827)	(526,727,611)

Capital Share Transactions:
Issued	14,554,115	13,935,847
Redeemed	(120,237,767)	(228,007,759)
Increase (Decrease) in Net Assets from Capital Share Transactions	(105,683,652)	(214,071,912)
Total Increase (Decrease) in Net Assets	(118,786,479)	(740,799,523)

Net Assets:
Beginning of Year	615,153,396	1,355,952,919
End of Year	$496,366,917	$615,153,396

Share Transactions:
Issued	550,000	300,000
Redeemed	(4,100,000)	(6,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,550,000)	(5,800,000)
(1)	Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Statements of Changes in Net Assets

	For the Year Ended August 31, 2023	For the Period Ended August 31, 2022*
Operations:
Net Investment Income (Loss)	$(31,406)	$(61,601)
Net Realized Gain (Loss)(1)	(1,547,287)	(3,330,862)
Net Change in Unrealized Appreciation (Depreciation)	1,193,958	(5,592,011)
Net Increase (Decrease) in Net Assets Resulting from Operations	(384,735)	(8,984,474)

Capital Share Transactions:
Issued	4,138,711	24,098,071
Increase (Decrease) in Net Assets from Capital Share Transactions	4,138,711	24,098,071
Total Increase (Decrease) in Net Assets	3,753,976	15,113,597

Net Assets:
Beginning of Year/Period	15,113,597	—
End of Year/Period	$18,867,573	$15,113,597

Share Transactions:
Issued	400,000	1,350,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	400,000	1,350,000
*	Commenced operations on September 27, 2021.
(1)	Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to the Financial Statements).
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Years Ended August 31,

For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Total Distributions	Net Asset Value, End of Year	Net Asset Value, Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
2023	$31.55	$(0.10)	$(0.33)	$(0.43)	$—	$—	$31.12	(1.36)%	$496,367	0.86%	(0.32)%	21%
2022	53.59	(0.01)	(22.03)	(22.04)	—	—	31.55	(41.13)	615,153	0.86	(0.03)	44
2021	54.11	(0.38)	(0.03)**	(0.41)	(0.11)	(0.11)	53.59	(0.77)	1,355,953	0.86	(0.61)	71
2020	32.08	0.50	21.98	22.48	(0.45)	(0.45)	54.11	70.85	965,858	0.86	1.28	25
2019	33.05	(0.16)	(0.81)	(0.97)	—	—	32.08	(2.93)	378,601	0.86	(0.53)	25
*	Per share data calculated using average shares method.
**

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)	Total return is for the period indicated. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Year Ended August 31, 2023 and the Period Ended August 31, 2022

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Asset Value, End of Year/Period	Net Asset Value, Total Return(1)	Net Assets End of Year/ Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
2023	$11.20	$(0.02)	$(0.40)	$(0.42)	$10.78	(3.75)%	$18,868	0.86%	(0.19)%		24%
2022†	25.80	(0.07)	(14.53)	(14.60)	11.20	(56.59)	15,114	0.86 (3)	(0.58	)(3)	66
*	Per share data calculated using average shares method.
†	The Fund commenced operations on September 27, 2021.
(1)

Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF (each a “Fund”, and together the “Funds”). The EMQQ The Emerging Markets Internet & Ecommerce ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce IndexTM. The FMQQ The Next Frontier Internet & Ecommerce ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet & Ecommerce IndexTM. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The EMQQ The Emerging Markets Internet & Ecommerce ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet & Ecommerce ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. Rule 31a-4 under the 1940 Act, sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2023, maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of August 31, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

For the year ended August 31, 2023, accrued foreign capital gains tax on appreciated securities as shown on the Statements of Assets and Liabilities and recorded net changes in unrealized appreciation on Accrued Foreign Capital Gains Tax on Appreciated Securities as shown on the Statements of Operations were:

	Accrued Foreign Capital Gains Tax	Net Change in Unrealized Appreciation (Depreciation) on Deferred Capital Gains Tax
EMQQ The Emerging Markets Internet & Ecommerce ETF	$835,111	$38,965
FMQQ The Next Frontier Internet & Ecommerce ETF	—	—

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. With respect to EMQQ The Emerging Markets Internet & Ecommerce ETF, the Adviser is responsible for, among other things, overseeing the sub-adviser (as defined below), including daily monitoring of the purchase and sale of securities by the sub-adviser and regular review of the sub-adviser’s performance. With respect to FMQQ The Next Frontier Internet & Ecommerce ETF, the Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of its Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of each Fund.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, began providing services to the Fund. ETC Platform Services administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

EMQQ Global LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to either Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

3. SERVICE PROVIDERS (concluded)

Sub-Advisory Agreement (EMQQ The Emerging Markets Internet & Ecommerce ETF only)

Penserra Capital Management LLC (the “Sub-Adviser”), a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, serves as the sub-adviser to EMQQ The Emerging Markets Internet & Ecommerce ETF pursuant to a sub-advisory agreement (the “Sub-Advisory-Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly out of the fee the Adviser receives from the Fund, at an annual rate of 0.05% on the first $250 million, 0.04% on the next $250 million, and 0.035% on assets in excess of $500 million, subject to a $25,000 minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC, holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the year ended August 31, 2023, the Funds did not pay commissions to affiliated brokers.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended August 31, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

4. INVESTMENT TRANSACTIONS

For the year ended August 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$113,305,467	$180,140,219
FMQQ The Next Frontier Internet & Ecommerce ETF	5,841,099	3,928,267

For the year ended August 31, 2023, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the year ended August 31, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
EMQQ The Emerging Markets Internet & Ecommerce ETF	$5,775,530	$46,202,750	$9,137,305
FMQQ The Next Frontier Internet & Ecommerce ETF	2,309,157	—	—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

At August 31, 2023, the Fund reclassified the following permanent amount between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions:

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
EMQQ The Emerging Markets Internet & Ecommerce ETF	$(5,984,169)	$5,984,169
FMQQ The Next Frontier Internet & Ecommerce ETF	1	(1)

There were no dividends paid by the Funds during the year ended August 31, 2023 or the year/period ended August 31, 2022.

As of August 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Undistributed Ordinary Income	$1,778,022	$20,950
Post-October Losses	(87,611,192)	—
Capital Loss Carryforwards	(242,316,050)	(4,347,431)
Unrealized Depreciation	(144,521,190)	(5,024,720)
Other Temporary Differences	(8)	(1)
Total Distributable Earnings (Accumulated Losses)	$(472,670,418)	$(9,351,202)

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

5. TAX INFORMATION (concluded)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022 through August 31, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen on the first day of the fund’s next taxable year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the Funds had the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
EMQQ The Emerging Markets Internet & Ecommerce ETF	$108,070,449	$134,245,601	$242,316,050
FMQQ The Next Frontier Internet & Ecommerce ETF	3,734,434	612,997	4,347,431

For federal income tax purposes, the cost of securities owned at August 31, 2023, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, basis adjustments related to corporate actions, and investments in passive foreign investment companies.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2023, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EMQQ The Emerging Markets Internet & Ecommerce ETF	$642,861,346	$65,729,452	$(209,415,531)	$(143,686,079	)*
FMQQ The Next Frontier Internet & Ecommerce ETF	23,861,592	2,168,535	(7,193,255)	(5,024,720)
*	The difference in Unrealized Appreciation (Depreciation) in the table above is due to the foreign capital gains tax on appreciated securities.

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk:    The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ NAV is determined in U.S. dollars, the Funds’ NAV could decline if the currency of the non-U.S. market in which the Funds invest depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Emerging Markets Securities Risk:    Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability to evaluate local companies and impact the Funds’ performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk:    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Frontier Market Risk:    Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:    Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk:    The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk:    The Funds are non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

7. Securities Lending

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33⅓% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the EMQQ The Emerging Markets Internet & Ecommerce ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of August 31, 2023:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non- Cash Collateral Received	Net Amount
$3,782,429	$3,782,429	$—	$—
(1)

Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

EMQQ/FMQQ

Notes to the Financial Statements

August 31, 2023 (Concluded)

7. Securities Lending (concluded)

The value of loaned securities and related collateral outstanding at August 31, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of August 31, 2023, the cash collateral was invested in a Short-Term Investment with the following maturity:

EMQQ The Emerging Markets Internet & Ecommerce ETF:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$4,160,255	$—	$—	$—	$4,160,255

8. OTHER

At August 31, 2023, the records of the Trust reflected that 100% of the EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF total shares outstanding were held by four and two Authorized Participant(s) respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

EMQQ/FMQQ

Report of Independent Registered Public Accounting Firm

To the Shareholders of EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the “Funds”) as of August 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
EMQQ The Emerging Markets Internet & Ecommerce ETF	For the year ended August 31, 2023	For the years ended August 31, 2023 and 2022	For the years ended August 31, 2023, 2022, 2021, 2020, and 2019
FMQQ The Next Frontier Internet & Ecommerce ETF	For the year ended August 31, 2023	For the year ended August 31, 2023 and for the period from September 27, 2021 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 20, 2023

EMQQ/FMQQ

Trustees and Officers of the Trust

(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 1-855-888-9892.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee During Past 5 Years
Interested Trustee(3)
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012)	18	None
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None	37

Independent Trustee, Bridge Builder Trust (14 portfolios)(since 2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020)

EMQQ/FMQQ

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee During Past 5 Years
Independent Trustees (continued)
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012)	37	None
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert LLP (2009 to 2020)	37	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002)	18	Independent Trustee, AQR Funds (36 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019)
(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(2)	The fund complex includes each series of the Trust and of Exchange Listed Funds Trust.
(3)	Mr. Stevens is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

EMQQ/FMQQ

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, James Baker Jr., Richard Hogan, Christopher Roleke, and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Listed Funds Trust (since 2012).

Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

James Baker Jr. (1951)	Vice President	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011).
Christopher Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew B. Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Vice President, Compliance, Goldman Sachs Asset Management Funds (2017 to 2021).

(1)	Each officer serves at the pleasure of the Board of Trustees.

EMQQ/FMQQ

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2023 to August 31, 2023) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:    Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/2023	Ending Account Value 8/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$1,024.40	0.86%	$4.39
Hypothetical 5% Return	$1,000.00	$1,020.87	0.86%	$4.38

FMQQ The Next Frontier Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$1,062.10	0.86%	$4.47
Hypothetical 5% Return	$1,000.00	$1,020.87	0.86%	$4.38
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

EMQQ/FMQQ

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2023, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)	Qualifying Business Income(6)	Foreign Tax Credit
EMQQ The Emerging Markets Internet & Ecommerce ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
FMQQ The Next Frontier Internet & Ecommerce ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of ordinary income that qualifies for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2023. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

EMQQ/FMQQ

Supplemental Information

(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.emqqetf.com and www.fmqqetf.com, respectively.

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10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser

(EMQQ The Emerging Markets Internet & Ecommerce ETF only):

Penserra Capital Management LLC

4 Orinda Way, 100-A

Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

EMQ-AR-001-0900

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2023				2022
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$60,900		N/A	N/A	$91,350		N/A	N/A
(b)	Audit-Related Fees	N/A		N/A	N/A	N/A		N/A	N/A
(c)	Tax Fees	$14,000	(1)	N/A	N/A	$21,000	(1)	N/A	N/A
(d)	All Other Fees	N/A		N/A	N/A	N/A		N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2023 and 2022 were $14,000 and $21,000, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 27, 2023

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: October 27, 2023